Consolidated Schedule of Investments
March 31, 2025
(Unaudited)

Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–43.45%
Fannie Mae Interest STRIPS,
IO, 6.50%, 04/25/2029 - 07/25/2032(a)	$123,920	$14,046
6.00%, 12/25/2032 - 08/25/2035(a)	274,691	34,994
6.00%, 10/25/2033(b)	94,292	13,888
5.50%, 01/25/2034 - 06/25/2035(a)	122,375	17,091
Fannie Mae REMICs,
IO, 2.25% (6.70% - (30 Day Average SOFR + 0.11%)), 10/25/2031 - 05/25/2035(a)(c)	89,350	7,445
3.44% (7.90% - (30 Day Average SOFR + 0.11%)), 11/18/2031 - 12/18/2031(a)(c)	11,664	1,041
3.45% (7.90% - (30 Day Average SOFR + 0.11%)), 11/25/2031(a)(c)	1,834	182
3.50% (7.95% - (30 Day Average SOFR + 0.11%)), 01/25/2032(a)(c)	1,921	171
3.65% (8.10% - (30 Day Average SOFR + 0.11%)), 03/25/2032(a)(c)	3,044	325
2.55% (7.00% - (30 Day Average SOFR + 0.11%)), 04/25/2032(a)(c)	11,139	844
3.35% (7.80% - (30 Day Average SOFR + 0.11%)), 04/25/2032(a)(c)	1,451	155
3.55% (8.00% - (30 Day Average SOFR + 0.11%)), 07/25/2032 - 09/25/2032(a)(c)	6,247	713
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 12/18/2032(a)(c)	20,918	1,905
3.80% (8.25% - (30 Day Average SOFR + 0.11%)), 02/25/2033 - 05/25/2033(a)(c)	21,658	3,124
7.00%, 03/25/2033 - 04/25/2033(a)	62,762	9,067
3.10% (7.55% - (30 Day Average SOFR + 0.11%)), 10/25/2033(a)(c)	86,125	9,598
1.60% (6.05% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 07/25/2038(a)(c)	107,835	8,406
2.30% (6.75% - (30 Day Average SOFR + 0.11%)), 03/25/2035 - 05/25/2035(a)(c)	75,824	3,358
Principal Amount		Value
2.15% (6.60% - (30 Day Average SOFR + 0.11%)), 05/25/2035(a)(c)	$51,017	$3,163
2.78% (7.23% - (30 Day Average SOFR + 0.11%)), 09/25/2036(a)(c)	92,106	4,725
2.09% (6.54% - (30 Day Average SOFR + 0.11%)), 06/25/2037(a)(c)	104,634	8,385
4.00%, 03/25/2041 - 04/25/2041(a)	168,288	29,208
2.10% (6.55% - (30 Day Average SOFR + 0.11%)), 10/25/2041(a)(c)	39,135	3,125
1.70% (6.15% - (30 Day Average SOFR + 0.11%)), 12/25/2042(a)(c)	131,582	14,880
6.00%, 01/25/2032	10,868	11,122
5.45% (30 Day Average SOFR + 1.11%), 04/25/2032 - 12/25/2032(c)	83,382	84,083
4.95% (30 Day Average SOFR + 0.61%), 09/25/2032(c)	20,319	20,243
4.96% (30 Day Average SOFR + 0.61%), 10/18/2032(c)	6,239	6,219
4.85% (30 Day Average SOFR + 0.51%), 11/25/2033(c)	3,528	3,517
8.23% (24.57% - (3.67 x (30 Day Average SOFR + 0.11%))), 03/25/2036(c)	25,312	29,438
7.87% (24.20% - (3.67 x (30 Day Average SOFR + 0.11%))), 06/25/2036(c)	29,309	32,214
5.39% (30 Day Average SOFR + 1.05%), 06/25/2037(c)	6,030	6,094
Federal Home Loan Mortgage Corp.,
6.50%, 08/01/2031	19,609	20,346
5.00%, 09/01/2033 - 03/01/2053(d)	13,006,951	12,795,034
7.00%, 10/01/2037	5,653	5,912
4.50%, 10/01/2052	6,225,443	6,002,269
Federal National Mortgage Association,
7.50%, 10/01/2029 - 03/01/2033	71,119	73,202
7.00%, 07/01/2032 - 04/01/2033	10,074	10,523
5.00%, 07/01/2033	55,238	55,452
5.50%, 02/01/2035 - 03/01/2053(d)	12,938,919	12,968,115
4.50%, 07/01/2052	6,971,104	6,706,673
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.63%, 02/25/2026(b)	$1,558,134	$4,867
Series K735, Class X1, IO, 0.96%, 05/25/2026(b)	2,800,643	22,423
Series K093, Class X1, IO, 0.94%, 05/25/2029(b)	19,088,650	618,627
Freddie Mac REMICs,
7.00%, 09/15/2026	10,667	10,677
4.91% (30 Day Average SOFR + 0.56%), 12/15/2028 - 02/15/2029(c)	41,320	41,184
6.00%, 04/15/2029	19,402	19,658
6.50%, 10/15/2029 - 06/15/2032	71,055	73,390
5.01% (30 Day Average SOFR + 0.66%), 06/15/2031 - 01/15/2032(c)	45,441	45,315
5.46% (30 Day Average SOFR + 1.11%), 02/15/2032 - 03/15/2032(c)	31,742	31,869
3.50%, 05/15/2032	8,621	8,437
8.39% (24.75% - (3.67 x (30 Day Average SOFR + 0.11%))), 08/15/2035(c)	20,954	23,041
IO, 3.49% (7.95% - (30 Day Average SOFR + 0.11%)), 12/15/2026(a)(c)	8,455	137
4.24% (8.70% - (30 Day Average SOFR + 0.11%)), 07/17/2028(a)(c)	2	0
3.19% (7.65% - (30 Day Average SOFR + 0.11%)), 03/15/2029(a)(c)	44,701	2,298
3.64% (8.10% - (30 Day Average SOFR + 0.11%)), 06/15/2029(a)(c)	2,215	132
3.54% (8.00% - (30 Day Average SOFR + 0.11%)), 04/15/2032(a)(c)	81,800	2,796
2.59% (7.05% - (30 Day Average SOFR + 0.11%)), 10/15/2033(a)(c)	34,210	2,252
2.24% (6.70% - (30 Day Average SOFR + 0.11%)), 01/15/2035(a)(c)	36,002	2,160
2.29% (6.75% - (30 Day Average SOFR + 0.11%)), 02/15/2035(a)(c)	5,296	316
2.26% (6.72% - (30 Day Average SOFR + 0.11%)), 05/15/2035(a)(c)	111,217	8,010
2.54% (7.00% - (30 Day Average SOFR + 0.11%)), 12/15/2037(a)(c)	23,101	2,491
1.54% (6.00% - (30 Day Average SOFR + 0.11%)), 04/15/2038(a)(c)	11,424	991
1.61% (6.07% - (30 Day Average SOFR + 0.11%)), 05/15/2038(a)(c)	51,596	4,826
Principal Amount		Value
4.00%, 06/15/2038	$11,080	$10,544
1.79% (6.25% - (30 Day Average SOFR + 0.11%)), 12/15/2039(a)(c)	12,400	1,064
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(a)	504	31
7.00%, 09/01/2029(a)	4,436	439
6.00%, 12/15/2032(a)	13,027	1,521
Government National Mortgage Association,
ARM, 4.75% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(c)	71	71
8.00%, 05/15/2026	1,508	1,512
7.00%, 04/15/2028 - 07/15/2028	9,623	9,724
IO, 2.12% (6.55% - (1 mo. Term SOFR + 0.11%)), 04/16/2037(a)(c)	55,378	4,080
2.22% (6.65% - (1 mo. Term SOFR + 0.11%)), 04/16/2041(a)(c)	79,460	5,227
TBA, 5.00%, 04/01/2055(e)	62,000,000	60,989,293
5.50%, 04/01/2055(e)	81,100,000	81,279,346
Uniform Mortgage-Backed Securities,
TBA, 5.00%, 04/01/2055(e)	55,800,000	54,695,535
5.50%, 04/01/2055(e)	55,800,000	55,734,544
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $293,497,898)		292,679,123

U.S. Dollar Denominated Bonds & Notes–34.84%
Angola–0.10%
Angolan Government International Bond, 8.75%, 04/14/2032(f)	770,000	663,626
Argentina–0.50%
Argentine Republic Government International Bond,
0.75%, 07/09/2030(g)	1,738,000	1,273,085
3.50%, 07/09/2041(g)	2,350,000	1,363,084
Vista Energy Argentina S.A.U., 7.63%, 12/10/2035(f)	775,000	755,044
		3,391,213
Belgium–0.23%
Telenet Finance Luxembourg Notes S.a.r.l., 5.50%, 03/01/2028(f)	1,600,000	1,556,000
Brazil–0.77%
Arcos Dorados B.V.,
6.38%, 01/29/2032(f)	1,410,000	1,442,430
6.38%, 01/29/2032(f)	1,150,000	1,176,450
Sitios Latinoamerica S.A.B. de C.V., 5.38%, 04/04/2032(f)	2,024,000	1,943,061
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Brazil–(continued)
Suzano Austria GmbH, 2.50%, 09/15/2028	$701,000	$638,249
		5,200,190
Canada–2.52%
1375209 BC Ltd., 9.00%, 01/30/2028(f)	316,000	315,953
Bell Canada, 6.88%, 09/15/2055(h)(i)	934,000	938,185
Brookfield Finance, Inc., 5.97%, 03/04/2054	827,000	832,867
Brookfield Infrastructure Finance ULC, 6.75%, 03/15/2055(h)	758,000	748,812
Constellation Software, Inc., 5.16%, 02/16/2029(f)	550,000	558,220
Element Fleet Management Corp.,
5.64%, 03/13/2027(f)	3,100,000	3,152,124
6.32%, 12/04/2028(f)(i)	1,544,000	1,624,588
Enbridge, Inc., 7.38%, 01/15/2083(h)(i)	2,989,000	3,046,898
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031(f)	152,000	135,020
New Gold, Inc., 6.88%, 04/01/2032(f)	565,000	571,031
Northriver Midstream Finance L.P., 6.75%, 07/15/2032(f)	275,000	277,793
RB Global Holdings, Inc.,
6.75%, 03/15/2028(f)	407,000	416,175
7.75%, 03/15/2031(f)(i)	394,000	412,832
Rogers Communications, Inc., 7.00%, 04/15/2055(h)(i)	943,000	946,877
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/2055(f)(h)	1,550,000	1,574,072
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(h)	1,455,000	1,448,525
		16,999,972
Chile–0.66%
AES Andes S.A., 6.35%, 10/07/2079(f)(h)	434,000	433,780
Banco de Credito e Inversiones S.A., 8.75%(f)(h)(j)	775,000	824,118
Banco del Estado de Chile, 7.95%(f)(h)(j)	426,000	447,616
Chile Electricity Lux MPC II S.a.r.l., 5.58%, 10/20/2035(f)	675,000	675,405
Sociedad Quimica y Minera de Chile S.A., 5.50%, 09/10/2034(f)	2,105,000	2,042,871
		4,423,790
China–0.11%
Prosus N.V., 3.26%, 01/19/2027(f)	780,000	755,537
Principal Amount		Value
Colombia–0.80%
Ecopetrol S.A.,
8.63%, 01/19/2029	$1,550,000	$1,645,234
7.75%, 02/01/2032	830,000	815,308
GeoPark Ltd., 8.75%, 01/31/2030(f)	3,100,000	2,935,335
		5,395,877
Dominican Republic–0.25%
Aeropuertos Dominicanos Siglo XXI S.A., 7.00%, 06/30/2034(f)(i)	925,000	929,176
Dominican Republic International Bond,
4.50%, 01/30/2030(f)	305,000	286,014
4.88%, 09/23/2032(f)	500,000	455,100
		1,670,290
Egypt–0.16%
Egypt Government International Bond, 8.63%, 02/04/2030(f)	1,095,000	1,060,982
Finland–0.06%
Amer Sports Co., 6.75%, 02/16/2031(f)	409,000	419,037
France–0.29%
Electricite de France S.A., 9.13%(f)(h)(j)	1,001,000	1,128,333
Forvia SE, 8.00%, 06/15/2030(f)	212,000	209,532
Iliad Holding S.A.S.,
7.00%, 10/15/2028(f)	17,000	17,219
8.50%, 04/15/2031(f)	350,000	367,424
7.00%, 04/15/2032(f)	33,000	33,085
Opal Bidco SAS, 6.50%, 03/31/2032(f)	200,000	200,000
		1,955,593
Germany–0.46%
Bayer US Finance LLC,
6.13%, 11/21/2026(f)	1,745,000	1,778,015
6.88%, 11/21/2053(f)(i)	624,000	645,643
Cerdia Finanz GmbH, 9.38%, 10/03/2031(f)	397,000	407,167
ZF North America Capital, Inc., 6.88%, 04/14/2028(f)	271,000	266,519
		3,097,344
Ghana–0.10%
Ghana Government International Bond, 5.00%, 07/03/2029(f)(g)	770,000	673,594
Hong Kong–0.65%
Melco Resorts Finance Ltd.,
4.88%, 06/06/2025(f)	3,750,000	3,736,415
5.38%, 12/04/2029(f)(i)	719,000	662,588
		4,399,003
India–1.05%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(f)	827,000	778,353
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
India–(continued)
JSW Steel Ltd., 3.95%, 04/05/2027(f)	$1,740,000	$1,667,321
Muthoot Finance Ltd.,
7.13%, 02/14/2028(f)	1,550,000	1,568,337
6.38%, 04/23/2029(f)	3,100,000	3,051,723
		7,065,734
Indonesia–0.22%
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara, 4.13%, 05/15/2027(f)	1,500,000	1,476,076
Iraq–0.04%
Iraq International Bond, 5.80%, 01/15/2028(f)	262,500	257,869
Ireland–0.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055(h)(i)	600,000	614,347
Avolon Holdings Funding Ltd., 5.38%, 05/30/2030(f)	287,000	287,475
BB Blue Financing DAC, Series A1, 4.40%, 09/20/2037	750,000	737,105
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(f)(k)	71,169	70,913
Series 119, 0.00%, 04/30/2025(f)(k)	75,715	75,443
Series 120, 0.00%, 04/30/2025(f)(k)	94,776	94,436
Series 122, 0.00%, 04/30/2025(f)(k)	83,037	82,739
Series 124, 0.00%, 04/30/2025(f)(k)	66,698	66,458
Series 126, 0.00%, 04/30/2025(f)(k)	74,611	74,344
Series 127, 0.00%, 04/30/2025(f)(k)	86,422	86,112
0.00%, 04/30/2025(f)(k)	67,827	67,584
GGAM Finance Ltd., 6.88%, 04/15/2029(f)	558,000	566,033
TrueNoord Capital DAC, 8.75%, 03/01/2030(f)(i)	424,000	430,772
		3,253,761
Italy–0.65%
Intesa Sanpaolo S.p.A., 7.70%(f)(h)(i)(j)	3,800,000	3,804,964
Telecom Italia Capital S.A.,
6.38%, 11/15/2033(i)	316,000	314,900
7.72%, 06/04/2038	246,000	255,308
		4,375,172
Ivory Coast–0.12%
Ivory Coast Government International Bond, 8.08%, 04/01/2036(f)	870,000	835,009
Principal Amount		Value
Macau–0.62%
MGM China Holdings Ltd.,
5.25%, 06/18/2025(f)	$1,200,000	$1,196,032
5.88%, 05/15/2026(f)	450,000	449,713
4.75%, 02/01/2027(f)	1,240,000	1,215,942
Studio City Finance Ltd., 5.00%, 01/15/2029(f)(i)	600,000	540,722
Wynn Macau Ltd., 5.63%, 08/26/2028(f)	775,000	746,117
		4,148,526
Mexico–1.61%
Banco Mercantil del Norte S.A.,
8.38%(f)(h)(j)	650,000	658,411
8.75%(f)(h)(j)	775,000	771,097
Braskem Idesa S.A.P.I., 7.45%, 11/15/2029(f)	1,150,000	933,665
CEMEX Materials LLC, 7.70%, 07/21/2025(f)	1,500,000	1,516,950
CEMEX S.A.B. de C.V., 5.13%(f)(h)(j)	965,000	945,576
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 01/31/2041(f)	944,538	935,801
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(f)(i)	1,195,000	918,088
Petroleos Mexicanos,
6.50%, 03/13/2027	1,500,000	1,468,472
8.75%, 06/02/2029	1,500,000	1,500,373
6.95%, 01/28/2060	1,705,000	1,164,735
		10,813,168
Nigeria–0.23%
IHS Holding Ltd., 8.25%, 11/29/2031(f)	1,550,000	1,543,881
Panama–0.10%
Telecomunicaciones Digitales S.A., 4.50%, 01/30/2030(f)	750,000	679,673
Peru–0.13%
Compania de Minas Buenaventura S.A.A., 6.80%, 02/04/2032(f)	895,000	908,873
Senegal–0.18%
Senegal Government International Bond,
7.75%, 06/10/2031(f)	770,000	655,240
6.25%, 05/23/2033(f)	775,000	579,964
		1,235,204
Serbia–0.08%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/2029(f)	530,000	529,595
South Africa–0.22%
Republic of South Africa Government International Bond, 4.85%, 09/30/2029	1,550,000	1,461,541
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
Supranational–0.12%
European Bank for Reconstruction & Development, 6.40%, 08/27/2025	$800,000	$805,892
Switzerland–0.84%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.63%, 08/15/2052(f)(h)	207,000	207,518
Credit Suisse Group AG, 6.25%(f)(h)(j)(l)(m)	3,015,000	180,900
UBS Group AG, 6.88%(f)(h)(j)	775,000	776,715
Willow No 2 Ireland PLC for Zurich Insurance Co. Ltd., 4.25%, 10/01/2045(f)(h)	4,500,000	4,468,612
		5,633,745
United Kingdom–1.94%
Aberdeen Group PLC, 4.25%, 06/30/2028(f)	675,000	653,906
B.A.T Capital Corp., 6.00%, 02/20/2034(i)	861,000	897,688
British Telecommunications PLC, 4.25%, 11/23/2081(f)(h)(i)	4,350,000	4,228,937
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032(f)	280,000	271,813
M&G PLC, 6.50%, 10/20/2048(f)(h)	375,000	383,793
NatWest Group PLC, 6.00%(h)(j)	750,000	750,673
Rolls-Royce PLC, 3.63%, 10/14/2025(f)	2,070,000	2,062,576
Virgin Media Secured Finance PLC, 5.50%, 05/15/2029(f)	630,000	597,331
Vodafone Group PLC,
3.25%, 06/04/2081(h)(i)	2,743,000	2,654,503
4.13%, 06/04/2081(h)	639,000	568,187
		13,069,407
United States–18.25%
1261229 BC Ltd., 10.00%, 04/15/2032(f)	200,000	198,990
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(f)	295,000	300,326
AES Corp. (The), 7.60%, 01/15/2055(h)	2,214,000	2,239,702
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(f)	409,000	416,274
Air Lease Corp., Series B, 4.65%(h)(i)(j)	437,000	426,184
Aircastle Ltd., 5.25%(f)(h)(j)	732,000	720,086
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(f)	429,000	430,655
Allison Transmission, Inc.,
4.75%, 10/01/2027(f)	139,000	135,713
3.75%, 01/30/2031(f)(i)	1,120,000	996,686
Principal Amount		Value
United States–(continued)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(f)	$1,233,334	$1,230,892
5.75%, 04/20/2029(f)(i)	1,156,000	1,132,154
American Express Co., 6.34%, 10/30/2026(h)	2,100,000	2,120,532
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 6.63%, 02/01/2032(f)	276,000	280,839
Ares Capital Corp., 5.88%, 03/01/2029	2,004,000	2,035,223
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(f)	574,000	571,725
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/2030	387,000	380,515
Bausch Health Cos., Inc., 11.00%, 09/30/2028(f)	87,000	82,922
Becton, Dickinson and Co., 3.79%, 05/20/2050	1,163,000	872,937
Berry Global, Inc., 5.65%, 01/15/2034	802,000	814,099
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(f)	312,000	294,138
BP Capital Markets PLC, 4.88%(h)(i)(j)	455,000	436,636
Brink’s Co. (The), 6.75%, 06/15/2032(f)	291,000	295,345
Carnival Corp.,
5.75%, 03/15/2030(f)	142,000	141,536
6.13%, 02/15/2033(f)(i)	575,000	567,059
Carriage Services, Inc., 4.25%, 05/15/2029(f)(i)	458,000	418,876
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(f)	288,000	283,887
5.38%, 06/01/2029(f)(i)	314,000	304,096
4.75%, 03/01/2030(f)(i)	1,500,000	1,392,572
4.50%, 08/15/2030(f)(i)	1,500,000	1,366,766
4.75%, 02/01/2032(f)	312,000	277,396
4.50%, 05/01/2032	345,000	299,735
4.25%, 01/15/2034(f)	332,000	273,317
Celanese US Holdings LLC, 6.95%, 11/15/2033	398,000	416,293
CenterPoint Energy, Inc., 6.70%, 05/15/2055(h)	428,000	423,078
Charles Schwab Corp. (The), 6.20%, 11/17/2029(h)	1,667,000	1,759,003
Cheniere Energy, Inc., 5.65%, 04/15/2034	809,000	818,735
Clarios Global L.P./Clarios US Finance Co., 6.75%, 02/15/2030(f)	17,000	17,177
Cleveland-Cliffs, Inc.,
5.88%, 06/01/2027	142,000	141,132
7.00%, 03/15/2032(f)	219,000	210,419
6.25%, 10/01/2040	77,000	62,896
Cloud Software Group, Inc.,
6.50%, 03/31/2029(f)	208,000	202,344
8.25%, 06/30/2032(f)	83,000	84,482
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032(f)	$265,000	$267,048
CMS Energy Corp., 6.50%, 06/01/2055(h)	1,701,000	1,661,842
Community Health Systems, Inc.,
5.63%, 03/15/2027(f)	130,000	124,244
8.00%, 12/15/2027(f)	696,000	689,389
5.25%, 05/15/2030(f)	239,000	197,469
4.75%, 02/15/2031(f)	160,000	126,667
Comstock Resources, Inc., 6.75%, 03/01/2029(f)	289,000	282,964
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(f)	279,000	287,971
Cox Communications, Inc., 2.95%, 10/01/2050(f)	956,000	548,633
CVS Health Corp.,
6.75%, 12/10/2054(h)(i)	610,000	608,838
7.00%, 03/10/2055(h)	140,000	141,454
DaVita, Inc., 6.88%, 09/01/2032(f)	286,000	287,832
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(f)	286,000	286,823
8.63%, 03/15/2029(f)	127,000	131,695
Dell International LLC/EMC Corp., 6.20%, 07/15/2030	2,600,000	2,753,816
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 02/15/2031(f)	146,000	140,313
Diversified Healthcare Trust, 0.00%, 01/15/2026(f)(k)	312,000	294,432
Duke Energy Corp., 6.45%, 09/01/2054(h)(i)	298,000	298,242
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(f)(i)	282,000	282,668
EchoStar Corp., 6.75% PIK Rate, 2.00% Cash Rate, 11/30/2030(n)	302,000	274,403
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(f)	273,000	284,951
Energizer Holdings, Inc., 4.38%, 03/31/2029(f)	299,000	278,735
Energy Transfer L.P.,
8.00%, 05/15/2054(h)	839,000	883,667
7.13%, 10/01/2054(h)	4,340,000	4,410,078
EnerSys,
4.38%, 12/15/2027(f)	291,000	283,412
6.63%, 01/15/2032(f)	134,000	136,242
Entegris, Inc., 4.75%, 04/15/2029(f)	295,000	284,654
Entergy Corp., 7.13%, 12/01/2054(h)(i)	2,148,000	2,179,664
ESAB Corp., 6.25%, 04/15/2029(f)(i)	297,000	301,706
EZCORP, Inc., 7.38%, 04/01/2032(f)	290,000	294,947
FirstCash, Inc., 6.88%, 03/01/2032(f)	443,000	449,070
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	4,500,000	4,497,174
Principal Amount		Value
United States–(continued)
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(f)	$144,000	$140,824
Freeport-McMoRan, Inc., 4.63%, 08/01/2030	2,710,000	2,649,719
General Motors Co., 6.80%, 10/01/2027	3,000,000	3,123,703
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 01/15/2029	34,000	35,130
8.88%, 04/15/2030	312,000	324,324
7.88%, 05/15/2032	238,000	239,905
8.00%, 05/15/2033	203,000	204,751
GFL Environmental, Inc.,
4.00%, 08/01/2028(f)	596,000	567,060
3.50%, 09/01/2028(f)	303,000	286,615
Global Atlantic (Fin) Co., 4.70%, 10/15/2051(f)(h)	316,000	304,597
Golub Capital Private Credit Fund, 5.80%, 09/12/2029(f)	1,409,000	1,393,286
Gray Media, Inc., 10.50%, 07/15/2029(f)	56,000	58,396
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(f)	127,000	132,872
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(f)	301,000	283,510
6.38%, 01/15/2030(f)(i)	282,000	283,311
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025(f)(i)	1,049,000	1,044,749
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 04/15/2032(f)	75,000	70,164
8.38%, 11/01/2033(f)	139,000	142,586
7.25%, 02/15/2035(f)	214,000	204,644
Hilton Domestic Operating Co., Inc., 5.88%, 03/15/2033(f)(i)	561,000	556,006
Howard Midstream Energy Partners LLC, 7.38%, 07/15/2032(f)	272,000	278,881
HUB International Ltd., 7.25%, 06/15/2030(f)	408,000	420,516
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
10.00%, 11/15/2029(f)	301,000	299,268
9.00%, 06/15/2030	280,000	265,069
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(f)	305,000	282,045
Iron Mountain, Inc., 4.50%, 02/15/2031(f)	310,000	284,468
J.M. Smucker Co. (The), 5.90%, 11/15/2028	1,467,000	1,534,342
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,165,862
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(f)	117,000	120,278
6.13%, 11/01/2032(f)	722,000	710,941
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(f)	291,000	309,964
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Kimmeridge Texas Gas LLC, 8.50%, 02/15/2030(f)	$280,000	$280,056
Kohl’s Corp., 4.63%, 05/01/2031	183,000	128,022
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,250,000	1,268,201
Lamar Media Corp., 4.88%, 01/15/2029	764,000	743,580
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(f)	313,000	286,214
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(f)	147,000	138,082
8.25%, 08/01/2031(f)	271,000	281,557
Level 3 Financing, Inc.,
10.50%, 04/15/2029(f)	55,000	60,775
11.00%, 11/15/2029(f)	101,000	112,695
10.50%, 05/15/2030(f)	98,000	105,496
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/2029(f)	323,000	300,485
Lithia Motors, Inc., 4.38%, 01/15/2031(f)	311,000	282,008
Lumen Technologies, Inc., 10.00%, 10/15/2032(f)	54,000	53,976
Macy’s Retail Holdings LLC, 6.70%, 07/15/2034(f)	331,000	282,030
Marriott International, Inc., Series EE, 5.75%, 05/01/2025	822,000	822,146
Mars, Inc., 4.80%, 03/01/2030(f)	535,000	538,191
Mativ Holdings, Inc., 8.00%, 10/01/2029(f)(i)	296,000	255,487
Mattel, Inc., 6.20%, 10/01/2040	725,000	720,264
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 04/01/2029(f)	412,000	417,759
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(f)	274,000	284,862
Navient Corp.,
5.00%, 03/15/2027	215,000	210,561
9.38%, 07/25/2030	96,000	102,368
NCL Corp. Ltd.,
6.25%, 03/01/2030(f)	160,000	157,200
6.75%, 02/01/2032(f)	127,000	125,539
NESCO Holdings II, Inc., 5.50%, 04/15/2029(f)(i)	637,000	588,811
NextEra Energy Capital Holdings, Inc., 6.75%, 06/15/2054(h)	1,879,000	1,922,681
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(f)	145,000	146,131
8.38%, 02/15/2032(f)	152,000	152,511
Office Properties Income Trust, 9.00%, 03/31/2029(f)	328,000	313,938
OI European Group B.V., 4.75%, 02/15/2030(f)	315,000	288,652
Olin Corp., 6.63%, 04/01/2033(f)	87,000	84,639
Principal Amount		Value
United States–(continued)
OneMain Finance Corp.,
6.63%, 05/15/2029	$239,000	$239,745
4.00%, 09/15/2030	219,000	193,187
6.75%, 03/15/2032	130,000	127,755
ONEOK, Inc.,
5.55%, 11/01/2026	1,240,000	1,256,808
6.63%, 09/01/2053	1,556,000	1,629,331
Paramount Global, 2.90%, 01/15/2027(i)	1,620,000	1,567,993
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(f)	55,000	51,420
Penske Truck Leasing Co. L.P./PTL Finance Corp., 6.05%, 08/01/2028(f)	3,000,000	3,114,697
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 05/19/2053	41,000	38,957
PHINIA, Inc.,
6.75%, 04/15/2029(f)	124,000	125,713
6.63%, 10/15/2032(f)	153,000	150,276
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	735,403
PNC Financial Services Group, Inc. (The), 6.62%, 10/20/2027(h)	2,226,000	2,294,661
Prairie Acquiror L.P., 9.00%, 08/01/2029(f)	88,000	89,659
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(f)	402,000	411,810
Reinsurance Group of America, Inc., 6.65%, 09/15/2055(h)(i)	319,000	314,901
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 04/01/2032(f)	284,000	283,717
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(f)(i)	326,000	292,742
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(f)	304,000	285,770
Royal Caribbean Cruises Ltd., 6.00%, 02/01/2033(f)	450,000	450,068
Saks Global Enterprises LLC, 11.00%, 12/15/2029(f)	308,000	249,939
Seagate HDD Cayman,
4.13%, 01/15/2031	376,000	341,673
9.63%, 12/01/2032	785,200	883,984
Select Medical Corp., 6.25%, 12/01/2032(f)	275,000	268,246
Sempra, 4.13%, 04/01/2052(h)(i)	4,350,000	4,098,434
Sensata Technologies, Inc.,
3.75%, 02/15/2031(f)	310,000	271,077
6.63%, 07/15/2032(f)	206,000	204,201
Service Properties Trust,
5.50%, 12/15/2027	461,000	445,064
4.95%, 10/01/2029	201,000	166,230
4.38%, 02/15/2030(i)	461,000	356,576
8.63%, 11/15/2031(f)	133,000	140,399
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada’s Wonderland Co., 6.63%, 05/01/2032(f)	$293,000	$295,664
Sixth Street Lending Partners,
6.50%, 03/11/2029	244,000	249,454
6.13%, 07/15/2030(f)(i)	698,000	702,803
Solventum Corp.,
5.45%, 02/25/2027	2,236,000	2,268,876
5.90%, 04/30/2054(i)	885,000	876,013
Southern Co. (The),
Series B, 4.00%, 01/15/2051(h)	3,271,000	3,237,200
Series 21-A, 3.75%, 09/15/2051(h)	2,113,000	2,057,109
SS&C Technologies, Inc.,
5.50%, 09/30/2027(f)	139,000	138,058
6.50%, 06/01/2032(f)	152,000	153,805
State Street Corp., Series I, 6.70%(h)(j)	1,329,000	1,365,902
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(f)	402,000	410,583
Sunoco L.P., 6.25%, 07/01/2033(f)	295,000	295,512
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(f)	291,000	292,672
Taylor Morrison Communities, Inc., 5.13%, 08/01/2030(f)	299,000	287,608
Tenet Healthcare Corp., 6.75%, 05/15/2031(i)	554,000	562,444
TransDigm, Inc.,
6.75%, 08/15/2028(f)	1,550,000	1,574,574
6.38%, 03/01/2029(f)	477,000	482,459
Transocean Titan Financing Ltd., 8.38%, 02/01/2028(f)	383,619	392,164
Transocean, Inc., 8.75%, 02/15/2030(f)	176,000	182,903
U.S. International Development Finance Corp., Series 4, 3.13%, 04/15/2028	480,000	466,719
United AirLines, Inc., 4.38%, 04/15/2026(f)	1,455,000	1,432,984
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(f)	250,000	265,762
Univision Communications, Inc.,
6.63%, 06/01/2027(f)	114,000	113,151
7.38%, 06/30/2030(f)	88,000	84,165
8.50%, 07/31/2031(f)	86,000	84,117
Valaris Ltd., 8.38%, 04/30/2030(f)	219,000	219,419
Velocity Vehicle Group LLC, 8.00%, 06/01/2029(f)	289,000	296,813
Venture Global LNG, Inc.,
9.88%, 02/01/2032(f)	390,000	414,457
9.00%(f)(h)(j)	433,000	411,254
Vertiv Group Corp., 4.13%, 11/15/2028(f)	303,000	288,776
	Principal Amount		Value
United States–(continued)
Viatris, Inc., 3.85%, 06/22/2040		$780,000	$567,419
Victoria’s Secret & Co., 4.63%, 07/15/2029(f)(i)		316,000	276,678
Vistra Corp.,
Series C, 8.88%(f)(h)(j)		437,000	468,355
8.00%(f)(h)(j)		141,000	145,172
Vistra Operations Co. LLC,
5.63%, 02/15/2027(f)		373,000	371,905
7.75%, 10/15/2031(f)		397,000	416,109
Walker & Dunlop, Inc., 6.63%, 04/01/2033(f)		133,000	132,789
WEX, Inc., 6.50%, 03/15/2033(f)		290,000	287,050
Windstream Services LLC/ Windstream Escrow Finance Corp., 8.25%, 10/01/2031(f)		269,000	274,129
Xerox Holdings Corp., 5.50%, 08/15/2028(f)		37,000	26,072
			122,966,652
Uzbekistan–0.19%
National Bank of Uzbekistan, 8.50%, 07/05/2029(f)		650,000	672,755
Navoi Mining & Metallurgical Combinat, 6.70%, 10/17/2028(f)		620,000	624,497
			1,297,252
Zambia–0.11%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(f)		707,000	706,925
Total U.S. Dollar Denominated Bonds & Notes (Cost $240,455,372)			234,726,003

Non-U.S. Dollar Denominated Bonds & Notes–26.12%(o)
Australia–0.70%
Treasury Corporation of Victoria, 5.50%, 11/17/2026	AUD	7,395,000	4,742,939
Austria–0.20%
Republic of Austria Government Bond, 0.85%, 06/30/2120(f)	EUR	3,600,000	1,377,440
Belgium–0.26%
KBC Group N.V., 6.25%(f)(h)(j)	EUR	1,600,000	1,761,562
Brazil–5.32%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2055	BRL	2,300,000	1,548,395
Series F, 10.00%, 01/01/2027	BRL	205,000,000	34,310,940
			35,859,335
Canada–0.75%
Province of Ontario, 5.85%, 03/08/2033	CAD	6,200,000	5,032,036
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
China–0.64%
China Government Bond, 3.32%, 04/15/2052	CNY	25,000,000	$4,286,883
Colombia–2.89%
Colombian TES,
Series B, 6.00%, 04/28/2028	COP	15,450,000,000	3,284,104
Series B, 7.75%, 09/18/2030	COP	31,000,000,000	6,368,062
Series B, 7.00%, 06/30/2032	COP	30,000,000,000	5,524,076
Series B, 9.25%, 05/28/2042	COP	23,700,000,000	4,301,912
			19,478,154
Czech Republic–0.20%
CPI Property Group S.A., 4.88%(f)(h)(j)	EUR	1,300,000	1,342,041
Egypt–1.39%
Egypt Government Bond,
0.00%, 09/30/2025(k)	EGP	80,000,000	1,406,092
23.85%, 07/02/2027	EGP	175,000,000	3,574,149
Egypt Treasury Bills,
Series 364D, 25.75%, 04/01/2025(p)	EGP	100,000,000	1,977,457
Series 364D, 25.95%, 04/29/2025(p)	EGP	124,000,000	2,418,550
			9,376,248
France–1.70%
BPCE S.A., Series NC5, 1.50%, 01/13/2042(f)(h)	EUR	3,600,000	3,771,402
Credit Agricole S.A., 7.25%(f)(h)(j)	EUR	900,000	1,033,134
Electricite de France S.A.,
7.50%(f)(h)(j)	EUR	2,200,000	2,611,055
7.38%(f)(h)(j)	GBP	1,500,000	1,952,641
Eutelsat S.A., 9.75%, 04/13/2029(f)	EUR	250,000	266,204
French Republic Government Bond OAT, 0.50%, 05/25/2072(f)	EUR	5,640,000	1,789,074
			11,423,510
Germany–0.22%
Deutsche Bank AG, 8.13%(f)(h)(j)	EUR	800,000	911,064
Volkswagen International Finance N.V., 4.63%(f)(h)(j)	EUR	520,000	564,431
			1,475,495
Greece–0.15%
Eurobank S.A., 5.88%, 11/28/2029(f)(h)	EUR	775,000	907,305
Hellenic Republic Government Bond, 0.00%, 10/15/2042(k)	EUR	23,730,000	93,656
			1,000,961
India–0.49%
India Government Bond, 7.09%, 08/05/2054	INR	275,000,000	3,303,475
	Principal Amount		Value
Italy–0.50%
UniCredit S.p.A., 5.38%(f)(h)(j)	EUR	3,100,000	$3,357,069
Ivory Coast–0.15%
Ivory Coast Government International Bond, 5.25%, 03/22/2030(f)	EUR	1,000,000	1,032,446
Japan–2.14%
Japan Government Forty Year Bond, Series 13, 0.50%, 03/20/2060	JPY	4,091,850,000	14,382,691
Malaysia–0.25%
Malaysia Government Bond, Series 115, 3.96%, 09/15/2025	MYR	7,500,000	1,695,706
Mexico–1.22%
Mexican Bonos,
Series M, 7.75%, 05/29/2031	MXN	73,700,000	3,391,369
Series M, 8.00%, 07/31/2053	MXN	120,000,000	4,804,099
			8,195,468
Netherlands–0.21%
ABN AMRO Bank N.V., 4.38%(f)(h)(j)	EUR	1,300,000	1,407,482
Romania–0.17%
Romanian Government International Bond, 5.13%, 09/24/2031(f)	EUR	1,070,000	1,119,668
South Africa–3.16%
Republic of South Africa Government Bond,
Series 2032, 8.25%, 03/31/2032	ZAR	181,200,000	9,088,833
Series 2040, 9.00%, 01/31/2040	ZAR	270,000,000	12,172,440
			21,261,273
Spain–1.16%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(f)(h)(j)	EUR	1,800,000	1,973,993
Spain Government Bond, 1.45%, 10/31/2071(f)	EUR	5,025,000	2,486,024
Telefonica Europe B.V.,
2.88%(f)(h)(j)	EUR	1,500,000	1,588,651
7.13%(f)(h)(j)	EUR	1,500,000	1,776,109
			7,824,777
Supranational–0.05%
African Development Bank, 0.00%, 01/17/2050(k)	ZAR	78,000,000	331,276
International Finance Corp., 0.00%, 02/15/2029(f)(k)	TRY	3,700,000	33,930
			365,206
United Kingdom–1.82%
HSBC Holdings PLC, 8.20%, 11/16/2034(f)(h)	GBP	1,550,000	2,181,739
Lloyds Banking Group PLC, 8.50%(h)(j)	GBP	950,000	1,267,963
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
United Kingdom–(continued)
Nationwide Building Society, 5.75%(f)(h)(j)	GBP	2,900,000	$3,646,727
NGG Finance PLC, 5.63%, 06/18/2073(f)(h)	GBP	4,000,000	5,164,717
			12,261,146
United States–0.26%
Morgan Stanley, 2.10%, 05/08/2026(h)	EUR	1,600,000	1,729,008
Uruguay–0.12%
Uruguay Government International Bond, 9.75%, 07/20/2033	UYU	34,725,100	835,479
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $182,365,088)			175,927,498

Asset-Backed Securities–10.92%
Angel Oak Mortgage Trust,
Series 2024-8, Class A3, 5.75%, 05/27/2069(f)		$1,133,494	1,132,828
Series 2024-12, Class A2, 5.86%, 10/25/2069(f)		366,860	368,526
Series 2024-12, Class A3, 6.01%, 10/25/2069(f)		590,788	593,921
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(c)		6,705	6,372
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.53%, 01/15/2051(b)		3,625,773	43,154
BRAVO Residential Funding Trust,
Series 2023-NQM7, Class A1, 7.13%, 09/25/2063(f)		1,221,563	1,240,734
Series 2023-NQM7, Class A2, 7.38%, 09/25/2063(f)		1,717,823	1,750,318
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.89%, 11/13/2050(b)		1,726,934	28,780
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 4.93%, 01/25/2036(q)		3,208	2,974
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 0.98%, 10/12/2050(b)		4,605,988	91,685
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, 6.00%, 02/25/2055(f)(q)		930,000	939,469
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.82%, 05/25/2035(q)		123,272	118,865
Series 2006-AR1, Class 1A1, 6.56% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(c)		27,244	25,850
COLT Mortgage Loan Trust, Series 2024-INV1, Class A3, 6.48%, 12/25/2068(f)		401,882	404,776
Principal Amount		Value

COMM Mortgage Trust, Series 2019-GC44, Class AM, 3.26%, 08/15/2057	$1,000,000	$909,846
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	86,644	84,822
Series 2005-J4, Class A7, 5.50%, 11/25/2035	154,137	127,804
CWHEQ Revolving Home Equity Loan Trust, Series 2006-H, Class 2A1A, 5.26% (1 mo. Term SOFR + 0.26%), 11/15/2036(c)	6,457	5,758
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(q)	18,870	17,241
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.88%, 01/25/2050(f)(q)	280,000	275,774
Series 2016-K54, Class C, 4.07%, 04/25/2048(f)(q)	1,810,000	1,787,967
Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, 08/20/2053(f)	325,500	331,731
GCAT Trust, Series 2024-INV3, Class A17, 6.50%, 09/25/2054(f)(q)	182,317	186,329
GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.51%, 07/25/2035(q)	864	813
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 5.04%, 07/25/2035(q)	6,596	6,694
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(q)	680,000	618,610
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 4.63% (1 mo. Term SOFR + 0.31%), 08/25/2036(c)	641,045	216,841
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.85%, 12/15/2050(b)	1,584,122	30,548
Morgan Stanley Residential Mortgage Loan Trust,
Series 2024-NQM5, Class A3, 6.00%, 10/25/2069(f)	892,007	893,804
Series 2025-NQM1, Class A3, 6.14%, 11/25/2069(f)	1,210,313	1,216,354
Morgan Stanley Residential Mortgage Loan Trust 2024-NQM1, Series 2024-NQM1, Class A2, 6.41%, 12/25/2068(f)	944,613	951,339
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

Morgan Stanley Residential Mortgage Loan Trust 2024-NQM2, Series 2024-NQM2, Class A3, 6.79%, 05/25/2069(f)	$1,592,298	$1,608,517
OBX Trust,
Series 2022-NQM7, Class A3, 5.70%, 08/25/2062(f)	300,345	299,841
Series 2022-NQM7, Class A2, 5.70%, 08/25/2062(f)	577,587	576,838
Series 2024-NQM12, Class A1, 5.48%, 07/25/2064(f)	257,465	258,272
Series 2024-NQM12, Class A2, 5.78%, 07/25/2064(f)	582,684	586,612
Series 2024-NQM12, Class A3, 5.83%, 07/25/2064(f)	293,601	294,776
Series 2024-NQM12, Class M1, 5.93%, 07/25/2064(f)(q)	310,000	309,460
Series 2024-NQM18, Class A3, 5.87%, 10/25/2064(f)	1,186,812	1,192,182
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(f)(q)	432,120	436,383
Rate Mortgage Trust, Series 2024-J3, Class A2, 5.50%, 10/25/2054(f)(q)	506,288	501,046
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	4,474	3,577
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.13%, 11/15/2050(b)	2,553,046	47,773
Verus Securitization Trust, Series 2022-7, Class A3, 5.35%, 07/25/2067(f)(q)	387,709	386,115
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 4.72%, 12/25/2035(q)	2,294	2,102
Series 2003-AR10, Class A7, 6.51%, 10/25/2033(q)	12,187	11,769
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.86%, 12/15/2050(b)	2,588,742	48,965
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class AS, 3.49%, 06/15/2046	93,355	90,535
	Principal Amount		Value

Alba PLC,
Series 2007-1, Class F, 7.85% (SONIA + 3.37%), 03/17/2039(c)(f)(o)	GBP	599,203	$739,228
Series 2006-2, Class F, 7.85% (SONIA + 3.37%), 12/15/2038(c)(f)(o)	GBP	416,448	495,487
Auburn 15 PLC,
Series E, 6.46% (SONIA + 2.00%), 07/20/2045(c)(f)(o)	GBP	629,000	792,220
Series F, 6.96% (SONIA + 2.50%), 07/20/2045(c)(f)(o)	GBP	749,000	944,429
Eurosail PLC,
Series 2006-2X, Class E1C, 7.85% (SONIA + 3.37%), 12/15/2044(c)(f)(o)	GBP	1,830,000	2,127,897
Series 2006-4X, Class E1C, 7.60% (SONIA + 3.12%), 12/10/2044(c)(f)(o)	GBP	1,608,336	1,972,542
Series 2006-2X, Class D1A, 3.30% (3 mo. EURIBOR + 0.80%), 12/15/2044(c)(f)(o)	EUR	2,700,000	2,709,115
Eurosail-UK NC PLC, Series 2007-1X, Class D1C, 5.49% (SONIA + 1.01%), 03/13/2045(c)(f)(o)	GBP	750,000	840,302
Eurosail-UK NP PLC, Series 2007-2X, Class D1A, 3.35% (3 mo. EURIBOR + 0.80%), 03/13/2045(c)(f)(o)	EUR	3,600,000	3,445,951
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 6.23% (3 mo. EURIBOR + 3.75%), 06/18/2039(c)(f)(o)	EUR	1,780,000	1,925,487
Jupiter Mortgage No.1 PLC,
Series ER, 8.54% (SONIA + 4.00%), 07/20/2055(c)(f)(o)	GBP	1,379,000	1,783,861
Series FR, 9.54% (SONIA + 5.00%), 07/20/2055(c)(f)(o)	GBP	852,000	1,102,137
Ludgate Funding PLC,
Series 2007-1, Class MA, 4.84% (SONIA + 0.36%), 01/01/2061(c)(f)(o)	GBP	738,511	902,709
Series 2006-1X, Class A2A, 4.79% (SONIA + 0.31%), 12/01/2060(c)(f)(o)	GBP	2,461,982	3,133,104
Mortgage Funding PLC, Series 2008-1, Class B2, 7.80% (SONIA + 3.32%), 03/13/2046(c)(f)(o)	GBP	6,497,463	8,064,328
Newgate Funding PLC,
Series 2006-2, Class CB, 3.11% (3 mo. EURIBOR + 0.43%), 12/01/2050(c)(f)(o)	EUR	444,007	442,197
Series 2007-3X, Class CB, 3.98% (3 mo. EURIBOR + 1.50%), 12/15/2050(c)(f)(o)	EUR	316,605	332,789
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Towd Point Mortgage Funding 2024 - Granite 6 PLC,
Series 2024-GR6X, Class F, 9.04% (SONIA + 4.50%), 07/20/2053(c)(f)(o)	GBP	620,000	$802,735
Series 2024-GR6A, Class F, 9.04% (SONIA + 4.50%), 07/20/2053(c)(f)(o)	GBP	950,000	1,229,998
Series 2024-GR6X, Class E, 8.04% (SONIA + 3.50%), 07/20/2053(c)(f)(o)	GBP	885,000	1,145,862
Towd Point Mortgage Funding 2024 - Granite 7 PLC, Series 2024-GR7X, Class E, 7.71% (SONIA + 3.25%), 04/20/2051(c)(f)(o)	GBP	690,000	893,538
Prosil Acquisition S.A., Series 2019-1, Class A, 4.61% (3 mo. EURIBOR + 2.00%), 10/31/2039(c)(f)(o)	EUR	1,042,643	925,914
SC Germany S.A. Compartment Consumer, Series 2021-1, Class E, 5.25% (1 mo. EURIBOR + 2.80%), 11/14/2035(c)(f)(o)	EUR	2,913,710	3,132,991
Alhambra SME Funding DAC, Series 2019-1, Class D, 11.61% (1 mo. EURIBOR + 9.25%), 11/30/2028(c)(f)(o)	EUR	76,102	76,159
Hera Financing DAC,
Series 2024-1A, Class B, 7.43% (SONIA + 2.95%), 11/17/2034(c)(f)(o)	GBP	1,445,470	1,879,151
Series 2024-1A, Class C, 8.23% (SONIA + 3.75%), 11/17/2034(c)(f)(o)	GBP	826,125	1,074,702
Series 2024-1A, Class A, 6.38% (SONIA + 1.90%), 11/17/2034(c)(f)(o)	GBP	1,031,907	1,338,876
Last Mile Logistics Pan Euro Finance DAC, Series E, 5.26% (3 mo. EURIBOR + 2.70%), 08/17/2033(c)(f)(o)	EUR	2,420,276	2,603,000
IM Pastor 4, FTA, Series B, 2.58% (3 mo. EURIBOR + 0.19%), 03/22/2044(c)(f)(o)	EUR	1,000,000	764,656
Fideicomiso Dorrego Y Libertador,
2.00%, 12/31/2043(m)		$3,144,648	2,987,415
0.00%, 12/31/2043(k)(m)(o)	ARS	33,994,486	30,094
Fideicomiso Financiero Invernea Proteina 2, Serie II, 0.00%, 08/25/2032(k)(m)(o)(q)	ARS	133,500,000	815,956
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 10.71% (3 mo. Term SOFR + 6.41%), 10/15/2030(c)(f)		$1,010,000	1,013,283
Total Asset-Backed Securities (Cost $75,538,235)			73,533,403
Principal Amount		Value
Agency Credit Risk Transfer Notes–5.66%
United States–5.66%
Fannie Mae Connecticut Avenue Securities,
Series 2022-R04, Class 1M2, 7.44% (30 Day Average SOFR + 3.10%), 03/25/2042(c)(f)	$770,000	$794,688
Series 2022-R05, Class 2M1, 6.24% (30 Day Average SOFR + 1.90%), 04/25/2042(c)(f)	1,271,051	1,276,292
Series 2022-R08, Class 1M2, 7.94% (30 Day Average SOFR + 3.60%), 07/25/2042(c)(f)	1,350,000	1,408,909
Series 2023-R02, Class 1M1, 6.64% (30 Day Average SOFR + 2.30%), 01/25/2043(c)(f)	401,508	410,008
Series 2023-R03, Class 2M1, 6.84% (30 Day Average SOFR + 2.50%), 04/25/2043(c)(f)	677,344	686,408
Series 2023-R04, Class 1M1, 6.64% (30 Day Average SOFR + 2.30%), 05/25/2043(c)(f)	823,192	838,704
Series 2023-R06, Class 1M1, 6.04% (30 Day Average SOFR + 1.70%), 07/25/2043(c)(f)	365,597	366,819
Series 2023-R06, Class 1M2, 7.04% (30 Day Average SOFR + 2.70%), 07/25/2043(c)(f)	490,000	503,852
Series 2023-R06, Class 1B1, 8.24% (30 Day Average SOFR + 3.90%), 07/25/2043(c)(f)	565,000	596,648
Series 2023-R08, Class 1M2, 6.84% (30 Day Average SOFR + 2.50%), 10/25/2043(c)(f)	280,000	286,040
Series 2023-R08, Class 1M1, 5.84% (30 Day Average SOFR + 1.50%), 10/25/2043(c)(f)	296,082	296,457
Series 2024-R02, Class 1M2, 6.14% (30 Day Average SOFR + 1.80%), 02/25/2044(c)(f)	3,100,000	3,110,392
Series 2024-R03, Class 2M2, 6.29% (30 Day Average SOFR + 1.95%), 03/25/2044(c)(f)	3,180,000	3,191,867
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Freddie Mac,
Series 2022-DNA2, Class M1B, STACR®, 6.74% (30 Day Average SOFR + 2.40%), 02/25/2042(c)(f)	$1,500,000	$1,527,123
Series 2022-DNA3, Class M1B, STACR®, 7.24% (30 Day Average SOFR + 2.90%), 04/25/2042(c)(f)	3,000,000	3,087,159
Series 2022-DNA3, Class M1A, STACR®, 6.34% (30 Day Average SOFR + 2.00%), 04/25/2042(c)(f)	1,151,150	1,160,000
Series 2022-HQA2, Class M1, STACR®, 8.34% (30 Day Average SOFR + 4.00%), 07/25/2042(c)(f)	1,500,000	1,583,068
Series 2022-HQA3, Class M1, STACR®, 7.89% (30 Day Average SOFR + 3.55%), 08/25/2042(c)(f)	1,500,000	1,567,429
Series 2022-HQA3, Class M2, STACR®, 9.69% (30 Day Average SOFR + 5.35%), 08/25/2042(c)(f)	1,605,000	1,720,097
Series 2022-DNA6, Class M1, STACR®, 6.49% (30 Day Average SOFR + 2.15%), 09/25/2042(c)(f)	241,092	243,217
Series 2023-DNA1, Class M1, STACR®, 6.44% (30 Day Average SOFR + 2.10%), 03/25/2043(c)(f)	783,839	794,467
Series 2023-HQA1, Class M1, STACR®, 7.84% (30 Day Average SOFR + 3.50%), 05/25/2043(c)(f)	2,534,425	2,691,336
Series 2023-HQA2, Class M1, STACR®, 6.34% (30 Day Average SOFR + 2.00%), 06/25/2043(c)(f)	593,445	596,240
Series 2023-HQA2, Class M1, STACR®, 7.69% (30 Day Average SOFR + 3.35%), 06/25/2043(c)(f)	900,000	941,645
Series 2023-HQA3, Class M2, STACR®, 7.69% (30 Day Average SOFR + 3.35%), 11/25/2043(c)(f)	3,100,000	3,257,434
Series 2024-DNA1, Class M2, STACR®, 6.29% (30 Day Average SOFR + 1.95%), 02/25/2044(c)(f)	1,550,000	1,554,728
Series 2024-HQA1, Class M2, STACR®, 6.34% (30 Day Average SOFR + 2.00%), 03/25/2044(c)(f)	1,670,900	1,677,315
Series 2024-DNA2, Class M2, STACR®, 6.04% (30 Day Average SOFR + 1.70%), 05/25/2044(c)(f)	387,500	387,544
Series 2024-HQA2, Class M2, STACR®, 6.14% (30 Day Average SOFR + 1.80%), 08/25/2044(c)(f)	1,550,000	1,552,395
Total Agency Credit Risk Transfer Notes (Cost $37,521,650)		38,108,281
Principal Amount		Value
U.S. Treasury Securities–2.90%
U.S. Treasury Bills–2.90%
4.40%, 05/01/2025(d)(p)(r)	$15,444,168	$15,445,397
4.23 - 4.27%, 05/29/2025(d)(p)(r)	4,084,168	4,083,961
Total U.S. Treasury Securities (Cost $19,528,336)		19,529,358
Shares
Exchange-Traded Funds–2.25%
United States–2.25%
Invesco Senior Loan ETF(i)(s) (Cost $15,516,730)	734,000	15,193,800
Common Stocks & Other Equity Interests–2.22%
Argentina–2.20%
Banco BBVA Argentina S.A.	80,000	591,168
Banco Macro S.A., Class B	170,000	1,566,725
Grupo Financiero Galicia S.A., Class B	535,000	3,584,515
Pampa Energia S.A.(t)	400,000	1,517,058
YPF S.A., ADR(t)	22,500	788,400
YPF S.A., Class D(t)	157,100	6,759,752
		14,807,618
United States–0.02%
Claire’s Holdings LLC, Class S(m)	235	35
Endo, Inc.(t)	5,294	136,982
McDermott International Ltd.(t)	312	5,151
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(m)(t)	31,946	958
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(m)(t)	35,496	1,065
Murray Energy Corp.	478	36,179
Sabine Oil & Gas Holdings, Inc.(m)(t)	837	59
Windstream Services LLC, Wts.	176	3,465
		183,894
Total Common Stocks & Other Equity Interests (Cost $9,656,947)		14,991,512
Principal Amount
Variable Rate Senior Loan Interests–0.61%(u)(v)
United States–0.61%
ACNR Holdings, Inc., Term Loan, 13.00%, 12/11/2029	$24,897	24,431
Arches Buyer, Inc., Term Loan B, –% , 12/06/2027(w)	294,232	288,440
Camelot US Acquisition LLC, Term Loan, 7.07% (1 mo. Term SOFR + 2.75%), 01/31/2031	274,316	270,943
Claire’s Stores, Inc., Term Loan, 10.89% (1 mo. Term SOFR + 6.58%), 12/18/2026	69,149	55,045
Clarios Global L.P., Term Loan B, 7.07% (1 mo. Term SOFR + 2.75%), 01/15/2032	270,000	266,399
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.44% (1 mo. Term SOFR + 4.00%, 08/23/2028	285,646	284,253
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cushman & Wakefield U.S. Borrower LLC, Term Loan, 7.57% (1 mo. Term SOFR + 3.25%), 01/31/2030	$294,667	$294,790
EMRLD Borrower L.P. (Copeland), Incremental Term Loan B, –% , 08/04/2031(w)	430,000	426,584
Greystar Real Estate Partners LLC, Term Loan B, 7.05% (3 mo. Term SOFR + 2.75%), 08/21/2030	154,853	155,144
MPH Acquisition Holdings LLC, Term Loan, –% , 12/31/2030(w)	140,000	138,975
Prairie Acquiror L.P., Term Loan B, 8.57% (1 mo. Term SOFR + 4.25%), 08/01/2029	316,808	317,551
Scientific Games Holdings L.P., Term Loan B, 7.30% (3 mo. Term SOFR + 3.00%), 04/04/2029	297,920	296,554
Star Parent, Inc., Term Loan, 8.30% (3 mo. Term SOFR + 4.00%), 09/27/2030	297,000	284,377
TransDigm, Inc., Term Loan L, –% , 01/19/2032(w)	538,297	536,125
X Corp., Term Loan B, 10.95% (3 mo. Term SOFR + 6.65%), 10/27/2029	174,553	173,681
X Corp., Term Loan B, 9.50%, 10/27/2029	260,000	267,058
Total Variable Rate Senior Loan Interests (Cost $4,108,429)		4,080,350
Commercial Paper–0.05%(p)
Argentina–0.05%
TMF Trust Co. (Argentina) S.A., 12.00%, 01/08/2026(m)	81,757	81,927
TMF Trust Co. (Argentina) S.A., 12.00%, 07/08/2026(m)	96,391	96,803
TMF Trust Co. (Argentina) S.A., 12.00%, 01/07/2027(m)	133,189	134,020
Principal Amount		Value
Argentina–(continued)
TMF Trust Co. (Argentina) S.A., 12.00%, 04/07/2027(m)	59,101	$59,562
Total Commercial Paper (Cost $370,438)		372,312
Shares
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $36,875)	71	9,940
Money Market Funds–5.11%
Invesco Government & Agency Portfolio, Institutional Class, 4.29%(s)(x)	12,044,488	12,044,488
Invesco Treasury Portfolio, Institutional Class, 4.25%(s)(x)	22,368,334	22,368,334
Total Money Market Funds (Cost $34,412,822)		34,412,822

Options Purchased–3.49%
(Cost $23,497,334)(y)		23,530,674
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-137.62% (Cost $936,506,154)		927,095,076
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–6.21%
Invesco Private Government Fund, 4.34%(s)(x)(z)	11,608,007	11,608,007
Invesco Private Prime Fund, 4.46%(s)(x)(z)	30,188,765	30,197,821
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,805,828)		41,805,828
TOTAL INVESTMENTS IN SECURITIES—143.83% (Cost $978,311,982)		968,900,904
OTHER ASSETS LESS LIABILITIES–(43.83)%		(295,276,686)
NET ASSETS–100.00%		$673,624,218
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CNY	– Chinese Yuan Renminbi
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
INR	– Indian Rupee
IO	– Interest Only
JPY	– Japanese Yen
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
TRY	– Turkish Lira
UYU	– Uruguay Peso
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(b)
Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on
March 31, 2025.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2025.
(d)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2025 was $284,399,560, which represented 42.22% of the Fund’s Net Assets.

(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(i)	All or a portion of this security was out on loan at March 31, 2025.
(j)	Perpetual bond with no specified maturity date.
(k)	Zero coupon bond issued at a discount.
(l)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at March 31, 2025 represented less than 1% of the Fund’s Net Assets.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2025.

(r)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(s)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2025	Dividend Income
Invesco Senior Loan ETF	$15,465,380	$-	$-	$(271,580)	$-	$15,193,800	$251,828
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,992,662	$29,489,525	$(40,437,699)	$-	$-	$12,044,488	$155,616
Invesco Treasury Portfolio, Institutional Class	42,700,657	54,766,260	(75,098,583)	-	-	22,368,334	286,617
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	11,793,470	31,068,750	(31,254,213)	-	-	11,608,007	127,659*
Invesco Private Prime Fund	30,646,279	69,550,497	(69,998,955)	-	-	30,197,821	347,555*
Total	$123,598,448	$184,875,032	$(216,789,450)	$(271,580)	$-	$91,412,450	$1,169,275

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(t)	Non-income producing security.
(u)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(v)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight
Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(w)	This variable rate interest will settle after March 31, 2025, at which time the interest rate will be determined.
(x)	The rate shown is the 7-day SEC standardized yield as of March 31, 2025.
(y)	The table below details options purchased.
(z)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus CNH	Call	Merrill Lynch International	05/23/2025	CNH	4.68	AUD	23,130,000	$7,646
AUD versus JPY	Call	Goldman Sachs International	06/26/2025	JPY	120.00	AUD	2,795,000	75
AUD versus JPY	Call	Goldman Sachs International	07/03/2025	JPY	120.00	AUD	1,863,333	64
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.65	AUD	27,740,000	63,596
EUR versus USD	Call	Deutsche Bank AG	07/10/2025	USD	1.20	EUR	3,070,000	69,303
EUR versus USD	Call	Goldman Sachs International	09/04/2025	USD	1.15	EUR	4,605,000	136,789
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/30/2025	USD	1.16	EUR	3,065,000	417,097
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	12/03/2025	USD	1.14	EUR	30,770,000	354,176
EUR versus USD	Call	Merrill Lynch International	06/11/2025	USD	1.16	EUR	3,070,000	134,945
NOK versus SEK	Call	Goldman Sachs International	06/04/2025	SEK	0.95	NOK	450,315,000	107,863
NOK versus SEK	Call	J.P. Morgan Chase Bank, N.A.	06/12/2025	SEK	0.95	NOK	153,515,000	33,255
USD versus CNH	Call	Goldman Sachs International	04/16/2025	CNH	7.65	USD	2,690,000	1,138
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.35	USD	15,405,000	145,932
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	34.50	USD	15,420,000	171,933
Subtotal — Foreign Currency Call Options Purchased								1,643,812
Currency Risk
EUR versus MXN	Put	Merrill Lynch International	05/22/2025	MXN	21.00	EUR	1,540,000	60,727
GBP versus USD	Put	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.15	GBP	1,545,000	25,971
USD versus BRL	Put	Goldman Sachs International	04/30/2025	BRL	5.70	USD	616,667	144,063
USD versus BRL	Put	Goldman Sachs International	07/24/2025	BRL	5.35	USD	15,470,000	55,816
USD versus BRL	Put	Goldman Sachs International	09/18/2025	BRL	5.25	USD	3,830,000	279,655
USD versus BRL	Put	Goldman Sachs International	02/02/2026	BRL	6.05	USD	18,515,000	769,372
USD versus BRL	Put	Goldman Sachs International	02/09/2026	BRL	6.00	USD	12,325,000	460,437
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	06/25/2025	BRL	5.60	USD	1,235,000	105,553
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	07/03/2025	BRL	5.25	USD	15,527,500	24,875
USD versus BRL	Put	Merrill Lynch International	05/09/2025	BRL	5.70	USD	2,315,000	593,409
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus BRL	Put	Merrill Lynch International	02/05/2026	BRL	6.00	USD	15,090,000	$562,480
USD versus IDR	Put	Goldman Sachs International	08/14/2025	IDR	16,300.00	USD	23,137,500	193,406
USD versus JPY	Put	Goldman Sachs International	07/22/2025	JPY	135.00	USD	6,175,000	380,997
USD versus JPY	Put	Goldman Sachs International	09/08/2025	JPY	130.00	USD	6,140,000	268,858
USD versus JPY	Put	Merrill Lynch International	06/06/2025	JPY	135.00	USD	2,470,000	74,122
USD versus JPY	Put	Morgan Stanley and Co. International PLC	09/30/2025	JPY	133.00	USD	3,830,000	300,157
USD versus KRW	Put	Merrill Lynch International	06/03/2025	KRW	1,288.00	USD	1,845,000	1,939
USD versus MXN	Put	Goldman Sachs International	05/16/2025	MXN	19.75	USD	2,770,000	276,427
USD versus MXN	Put	Goldman Sachs International	06/26/2025	MXN	19.25	USD	3,065,000	308,213
USD versus MXN	Put	Goldman Sachs International	09/11/2025	MXN	19.75	USD	1,535,000	167,011
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	05/15/2025	MXN	19.95	USD	770,000	115,213
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/16/2025	MXN	19.90	USD	1,845,000	179,177
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/17/2025	MXN	19.45	USD	1,230,000	133,427
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	09/15/2025	MXN	18.50	USD	1,545,000	102,432
USD versus MXN	Put	Merrill Lynch International	09/18/2025	MXN	18.50	USD	3,070,000	181,109
USD versus MXN	Put	Merrill Lynch International	09/18/2025	MXN	18.50	USD	3,065,000	1,230,760
USD versus MXN	Put	UBS AG	06/17/2025	MXN	19.45	USD	770,000	42,028
USD versus ZAR	Put	Goldman Sachs International	05/09/2025	ZAR	17.45	USD	1,535,000	129,382
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/05/2025	ZAR	18.10	USD	1,850,000	221,156
Subtotal — Foreign Currency Put Options Purchased								7,388,172
Total Foreign Currency Options Purchased								$9,031,984

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,258,139.

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	4.00%	Receive	SONIA	At Maturity	01/26/2026	GBP	185,315,000	$866,665
Interest Rate Risk
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.60	Pay	6 Month EURIBOR	Semi-Annually	02/22/2027	EUR	27,760,000	1,379,584
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.74	Pay	6 Month EURIBOR	Semi-Annually	03/20/2026	EUR	43,920,000	1,244,239
15 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.76	Pay	6 Month EURIBOR	Semi-Annually	03/15/2039	EUR	46,500,000	7,809,071
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.59	Pay	6 Month EURIBOR	Semi-Annually	03/10/2027	EUR	34,390,000	3,199,131
Subtotal — Interest Rate Put Swaptions Purchased										13,632,025
Total Interest Rate Swaptions Purchased										$14,498,690

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,258,139.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value		Value
Credit Risk
BNP Paribas S.A.	Put	104.00%	Markit CDX North America High Yield Index, Series 43, Version 1	5.00%	Quarterly	05/21/2025	3.637%	USD	31,000,000	$(260,572)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 42, Version 2	5.00	Quarterly	04/16/2025	3.183	EUR	46,500,000	(119,059)
J.P. Morgan Chase Bank, N.A.	Put	400.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	5.00	Quarterly	06/18/2025	3.281	EUR	20,500,000	(1,390)
J.P. Morgan Chase Bank, N.A.	Put	375.00	Markit iTraxx Europe Crossover Index, Series 43, Version 1	5.00	Quarterly	06/18/2025	3.281	EUR	31,000,000	(281,342)
J.P. Morgan Chase Bank, N.A.	Put	350.00	Markit iTraxx Europe Crossover Index, Series 42, Version 2	5.00	Quarterly	05/21/2025	3.183	EUR	46,500,000	(318,636)
J.P. Morgan Chase Bank, N.A.	Put	104.00	Markit CDX North America High Yield Index, Series 43, Version 1	5.00	Quarterly	05/21/2025	3.637	USD	31,000,000	(260,572)
Total Credit Default Swaptions Written										$(1,241,571)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,258,139.
(b)
Implied credit spreads represent the current level, as of March 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Call	Merrill Lynch International	06/11/2025	USD	0.69	AUD	27,740,000	$(5,113)
GBP versus USD	Call	J.P. Morgan Chase Bank, N.A.	07/28/2025	USD	1.35	GBP	465,000	(165,238)
USD versus BRL	Call	Goldman Sachs International	02/02/2026	BRL	7.00	USD	18,515,000	(314,570)
USD versus BRL	Call	Goldman Sachs International	02/09/2026	BRL	7.00	USD	12,325,000	(217,561)
USD versus BRL	Call	Merrill Lynch International	02/05/2026	BRL	7.00	USD	15,090,000	(261,781)
USD versus CNH	Call	Goldman Sachs International	01/13/2026	CNH	7.65	USD	15,405,000	(59,864)
USD versus IDR	Call	Goldman Sachs International	08/14/2025	IDR	17,000.00	USD	23,137,500	(290,306)
USD versus MXN	Call	Goldman Sachs International	09/11/2025	MXN	22.00	USD	770,000	(187,858)
USD versus MXN	Call	Goldman Sachs International	03/27/2026	MXN	23.00	USD	1,235,000	(322,024)
USD versus MXN	Call	Merrill Lynch International	04/30/2025	MXN	19.00	USD	2,492,400	(2,459,127)
USD versus THB	Call	Goldman Sachs International	08/14/2025	THB	36.00	USD	15,420,000	(56,406)
USD versus TRY	Call	Goldman Sachs International	12/11/2025	TRY	48.50	USD	23,120,000	(2,151,663)
USD versus TRY	Call	Goldman Sachs International	02/18/2026	TRY	48.50	USD	9,230,000	(1,151,895)
USD versus TRY	Call	Goldman Sachs International	03/11/2026	TRY	48.20	USD	7,705,000	(1,058,265)
USD versus TRY	Call	Goldman Sachs International	03/20/2026	TRY	51.00	USD	7,670,000	(926,045)
USD versus ZAR	Call	Deutsche Bank AG	01/06/2026	ZAR	20.00	USD	7,705,000	(203,898)
USD versus ZAR	Call	Goldman Sachs International	09/17/2025	ZAR	20.00	USD	5,790,000	(82,618)
USD versus ZAR	Call	Goldman Sachs International	09/19/2025	ZAR	20.00	USD	5,785,000	(84,004)
USD versus ZAR	Call	Goldman Sachs International	01/07/2026	ZAR	20.00	USD	10,325,000	(274,397)
USD versus ZAR	Call	Goldman Sachs International	03/11/2026	ZAR	20.00	USD	7,675,000	(253,751)
Subtotal — Foreign Currency Call Options Written								(10,526,384)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
AUD versus USD	Put	Merrill Lynch International	06/11/2025	USD	0.61	AUD	27,740,000	$(116,081)
USD versus BRL	Put	Goldman Sachs International	04/16/2025	BRL	5.50	USD	460,000	(67,600)
USD versus BRL	Put	Goldman Sachs International	02/02/2026	BRL	5.60	USD	18,515,000	(271,522)
USD versus BRL	Put	Goldman Sachs International	02/09/2026	BRL	5.55	USD	12,325,000	(157,785)
USD versus BRL	Put	Merrill Lynch International	02/05/2026	BRL	5.40	USD	15,090,000	(124,357)
USD versus CNH	Put	Goldman Sachs International	01/13/2026	CNH	6.90	USD	15,405,000	(99,408)
USD versus IDR	Put	Goldman Sachs International	08/14/2025	IDR	15,720.00	USD	23,137,500	(52,129)
USD versus JPY	Put	Merrill Lynch International	04/16/2025	JPY	143.00	USD	250,000	(21,082)
USD versus THB	Put	Goldman Sachs International	08/14/2025	THB	32.55	USD	15,420,000	(118,056)
USD versus ZAR	Put	Deutsche Bank AG	01/06/2026	ZAR	17.50	USD	7,705,000	(146,418)
USD versus ZAR	Put	Goldman Sachs International	09/17/2025	ZAR	17.50	USD	5,790,000	(73,128)
USD versus ZAR	Put	Goldman Sachs International	09/19/2025	ZAR	17.50	USD	5,785,000	(73,603)
USD versus ZAR	Put	Goldman Sachs International	01/07/2026	ZAR	17.50	USD	10,325,000	(196,702)
USD versus ZAR	Put	Goldman Sachs International	03/11/2026	ZAR	17.50	USD	7,675,000	(167,346)
Subtotal — Foreign Currency Put Options Written								(1,685,217)
Total Foreign Currency Options Written								$(12,211,601)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,258,139.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Call	Barclays Bank PLC	2.31%	6 Month EURIBOR	Receive	Semi-Annually	05/21/2025	EUR	13,880,000	$(65,610)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.66	SOFR	Receive	Annually	09/22/2025	USD	25,540,000	(460,012)
10 Year Interest Rate Swap	Call	Goldman Sachs International	3.65	SOFR	Receive	Annually	09/15/2025	USD	102,260,000	(1,764,771)
30 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.42	SOFR	Receive	Annually	07/11/2029	USD	18,635,000	(759,127)
1 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	3.00	SOFR	Receive	At Maturity	01/31/2028	USD	61,772,500	(246,092)
5 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.17	6 Month EURIBOR	Receive	Semi-Annually	09/14/2026	EUR	30,680,000	(326,859)
5 Year Interest Rate Swap	Call	Merrill Lynch International	2.56	CORRA	Receive	Semi-Annually	06/26/2025	CAD	40,860,000	(361,240)
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.47	6 Month EURIBOR	Receive	Semi-Annually	06/06/2025	EUR	49,125,000	(720,751)
1 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.50	SONIA	Receive	At Maturity	01/26/2026	GBP	185,315,000	(418,978)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.57	SOFR	Receive	Annually	09/22/2025	USD	40,860,000	(499,079)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	3.55	SOFR	Receive	Annually	09/14/2026	USD	30,680,000	(831,707)
Subtotal—Interest Rate Call Swaptions Written										(6,454,226)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)—(continued)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
30 Year Interest Rate Swap	Put	Barclays Bank PLC	2.81%	6 Month EURIBOR	Pay	Semi-Annually	05/21/2025	EUR	13,880,000	$(141,787)
5 Year Interest Rate Swap	Put	BNP Paribas S.A.	2.60	6 Month EURIBOR	Pay	Semi-Annually	03/23/2026	EUR	83,760,000	(1,150,415)
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	2.70	6 Month EURIBOR	Pay	Semi-Annually	03/18/2027	EUR	110,440,000	(821,471)
5 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.17	6 Month EURIBOR	Pay	Semi-Annually	09/14/2026	EUR	30,680,000	(269,669)
1 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	4.50	SOFR	Pay	At Maturity	01/31/2028	USD	61,772,500	(224,859)
10 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	3.15	6 Month EURIBOR	Pay	Semi-Annually	02/22/2027	EUR	55,520,000	(1,500,385)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.76	6 Month EURIBOR	Pay	Semi-Annually	06/06/2025	EUR	167,580,000	(264,517)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.64	6 Month EURIBOR	Pay	Semi-Annually	03/10/2027	EUR	363,320,000	(2,854,850)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.37	6 Month EURIBOR	Pay	Semi-Annually	03/20/2026	EUR	198,180,000	(1,084,122)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.08	SONIA	Pay	Annually	11/10/2025	GBP	41,507,679	(222,437)
1 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.70	SONIA	Pay	At Maturity	01/26/2026	GBP	185,315,000	(185,936)
2 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.40	6 Month EURIBOR	Pay	Semi-Annually	03/20/2026	EUR	147,100,000	(758,654)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	6 Month EURIBOR	Pay	Semi-Annually	07/24/2025	EUR	76,445,000	(551,286)
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	4.30	SOFR	Pay	Annually	09/14/2026	USD	30,680,000	(702,842)
5 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	3.97	SOFR	Pay	Annually	09/22/2025	USD	40,860,000	(291,011)
Subtotal—Interest Rate Put Swaptions Written										(11,024,241)
Total Interest Rate Swaptions Written										$(17,478,467)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,258,139.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	573	June-2025	$118,709,485	$45,429	$45,429
U.S. Treasury 10 Year Notes	2,499	June-2025	277,935,656	1,297,233	1,297,233
Subtotal—Long Futures Contracts				1,342,662	1,342,662
Short Futures Contracts
Interest Rate Risk
Euro-BTP	156	June-2025	(19,823,597)	369,159	369,159
U.S. Treasury 5 Year Notes	67	June-2025	(7,246,469)	(76,047)	(76,047)
U.S. Treasury 10 Year Ultra Notes	8	June-2025	(913,000)	(11,142)	(11,142)
U.S. Treasury Long Bonds	13	June-2025	(1,524,656)	(15,771)	(15,771)
U.S. Treasury Ultra Bonds	33	June-2025	(4,034,250)	(27,920)	(27,920)
Subtotal—Short Futures Contracts				238,279	238,279
Total Futures Contracts				$1,580,941	$1,580,941

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/18/2025	Barclays Bank PLC	EUR	144,000	USD	157,452	$1,072
06/18/2025	Barclays Bank PLC	USD	3,387,457	NOK	36,486,000	80,492
04/22/2025	BNP Paribas S.A.	USD	8,650,000	CNY	62,344,962	32,260
06/18/2025	BNP Paribas S.A.	CHF	5,001,208	USD	5,749,777	45,080
06/18/2025	BNP Paribas S.A.	JPY	1,673,790,000	USD	11,501,562	245,957
06/18/2025	BNP Paribas S.A.	ZAR	96,727,040	USD	5,250,792	7,787
04/02/2025	Deutsche Bank AG	USD	5,554,771	BRL	31,896,605	34,799
04/03/2025	Deutsche Bank AG	CNY	60,764,932	USD	8,535,000	143,991
04/28/2025	Deutsche Bank AG	USD	17,655,213	EUR	16,580,000	297,839
04/02/2025	Goldman Sachs International	USD	48,932,223	BRL	281,353,827	372,306
05/13/2025	Goldman Sachs International	ZAR	92,750,280	USD	5,065,000	22,821
06/17/2025	Goldman Sachs International	USD	2,780,000	COP	11,912,300,000	39,595
03/19/2027	Goldman Sachs International	INR	6,778,237,500	USD	76,250,000	622,046
06/18/2025	HSBC Bank USA	USD	3,062,585	EUR	2,825,000	5,285
04/02/2025	J.P. Morgan Chase Bank, N.A.	USD	54,650,737	BRL	313,250,432	243,364
05/05/2025	J.P. Morgan Chase Bank, N.A.	USD	4,187,019	BRL	24,130,000	15,842
06/18/2025	J.P. Morgan Chase Bank, N.A.	AUD	5,135,000	USD	3,244,398	33,761
06/18/2025	J.P. Morgan Chase Bank, N.A.	CZK	3,166,371	USD	138,732	1,325
06/18/2025	J.P. Morgan Chase Bank, N.A.	EUR	52,383,248	USD	57,086,428	199,700
06/18/2025	J.P. Morgan Chase Bank, N.A.	IDR	109,141,885,000	USD	6,582,259	54,634
06/18/2025	J.P. Morgan Chase Bank, N.A.	MXN	399,598,447	USD	19,372,310	44,651
06/18/2025	J.P. Morgan Chase Bank, N.A.	PLN	2,402,185	USD	622,065	3,632
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	826,207	GBP	641,000	1,745
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	3,951,983	INR	346,865,545	83,566
07/30/2025	J.P. Morgan Chase Bank, N.A.	USD	6,520,584	GBP	5,245,000	253,510
06/05/2025	Merrill Lynch International	KRW	6,493,305,000	USD	4,615,000	195,125
06/13/2025	Merrill Lynch International	AUD	18,495,000	USD	11,788,528	225,138
06/18/2025	Merrill Lynch International	USD	2,901	CNY	21,000	26
04/02/2025	Morgan Stanley and Co. International PLC	MXN	196,235,888	USD	9,974,250	385,162
04/03/2025	Morgan Stanley and Co. International PLC	USD	1,961	INR	167,798	2
06/18/2025	Morgan Stanley and Co. International PLC	CLP	1,485,000	USD	1,583	20
06/18/2025	Morgan Stanley and Co. International PLC	COP	94,042,159,750	USD	22,489,785	233,278
06/18/2025	Morgan Stanley and Co. International PLC	EUR	113,000	USD	123,794	1,079
06/18/2025	Morgan Stanley and Co. International PLC	PEN	1,563,000	USD	426,083	1,462
06/18/2025	Morgan Stanley and Co. International PLC	THB	4,302,691	USD	128,068	547
06/18/2025	Morgan Stanley and Co. International PLC	USD	1,945	INR	167,798	7
06/18/2025	Morgan Stanley and Co. International PLC	ZAR	399,750,000	USD	21,795,550	127,447
04/02/2025	Standard Chartered Bank PLC	MXN	556,064	USD	27,596	424
04/03/2025	Standard Chartered Bank PLC	INR	721,719,600	USD	8,535,000	91,119
04/03/2025	Standard Chartered Bank PLC	USD	8,433,136	INR	721,719,600	10,745
06/18/2025	Standard Chartered Bank PLC	USD	3,412,349	CNY	24,614,812	18,136
06/18/2025	UBS AG	NZD	603,000	USD	346,289	3,290
06/18/2025	UBS AG	USD	33,289,263	INR	2,913,180,000	603,643
Subtotal—Appreciation						4,783,710
Currency Risk
04/07/2025	BNP Paribas S.A.	USD	5,281,405	ZAR	96,727,040	(7,881)
06/18/2025	BNP Paribas S.A.	USD	41,050,103	JPY	5,973,906,175	(877,843)
06/18/2025	Citibank, N.A.	GBP	2,300,000	USD	2,966,508	(4,301)
04/02/2025	Deutsche Bank AG	BRL	31,896,605	USD	5,477,392	(112,178)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/03/2025	Deutsche Bank AG	INR	721,887,398	USD	8,435,097	$(10,747)
04/03/2025	Deutsche Bank AG	USD	8,535,000	INR	721,887,398	(89,156)
04/08/2025	Deutsche Bank AG	USD	8,280,000	ZAR	150,116,400	(96,332)
04/14/2025	Deutsche Bank AG	USD	5,779,929	TRY	217,200,500	(143,817)
06/18/2025	Deutsche Bank AG	USD	179,594	HUF	66,412,962	(2,023)
11/18/2025	Deutsche Bank AG	EUR	10,025,000	USD	10,616,475	(362,629)
11/18/2025	Deutsche Bank AG	USD	23,570,232	EUR	21,490,000	(34,976)
04/02/2025	Goldman Sachs International	BRL	281,353,827	USD	48,301,012	(1,003,518)
04/02/2025	Goldman Sachs International	USD	9,974,250	MXN	196,791,952	(357,990)
04/14/2025	Goldman Sachs International	TRY	226,335,000	USD	5,730,000	(143,142)
05/19/2025	Goldman Sachs International	JPY	1,101,386,000	USD	7,150,000	(231,841)
05/19/2025	Goldman Sachs International	USD	5,035,000	JPY	739,037,300	(81,736)
05/20/2025	Goldman Sachs International	USD	2,775,000	MXN	57,063,712	(4,630)
06/17/2025	Goldman Sachs International	COP	11,981,800,000	USD	2,780,000	(56,045)
07/24/2025	Goldman Sachs International	JPY	776,971,000	USD	5,065,000	(179,508)
03/19/2027	Goldman Sachs International	USD	76,250,000	INR	6,778,237,500	(622,046)
04/02/2025	J.P. Morgan Chase Bank, N.A.	BRL	313,250,432	USD	54,560,549	(333,549)
04/07/2025	J.P. Morgan Chase Bank, N.A.	ZAR	96,727,040	USD	5,120,000	(153,525)
04/09/2025	J.P. Morgan Chase Bank, N.A.	JPY	213,743,250	CHF	1,230,000	(34,691)
04/22/2025	J.P. Morgan Chase Bank, N.A.	CNY	62,402,830	USD	8,650,000	(40,319)
05/05/2025	J.P. Morgan Chase Bank, N.A.	BRL	289,120,432	USD	50,167,955	(189,813)
05/12/2025	J.P. Morgan Chase Bank, N.A.	USD	9,410,000	CAD	13,416,778	(67,939)
06/18/2025	J.P. Morgan Chase Bank, N.A.	GBP	45,207,310	USD	58,269,230	(123,058)
06/18/2025	J.P. Morgan Chase Bank, N.A.	INR	3,560,170,350	USD	40,562,497	(857,710)
06/18/2025	J.P. Morgan Chase Bank, N.A.	JPY	547,154,000	USD	3,675,319	(4,085)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	16,839,439	AUD	26,652,252	(175,232)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	212,938	CZK	4,860,000	(2,034)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	8,400,486	EUR	7,678,778	(61,550)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	6,260,713	IDR	103,376,898,900	(77,884)
06/18/2025	J.P. Morgan Chase Bank, N.A.	USD	182,825	PLN	706,000	(1,067)
04/03/2025	Merrill Lynch International	CNY	21,337	USD	2,933	(14)
04/09/2025	Merrill Lynch International	JPY	320,115,150	EUR	1,970,000	(4,952)
04/21/2025	Merrill Lynch International	JPY	725,847,000	USD	4,695,000	(154,590)
06/18/2025	Merrill Lynch International	USD	11,369,370	KRW	16,454,775,697	(161,133)
02/09/2026	Merrill Lynch International	BRL	6,331,500	USD	1,005,000	(22,533)
04/03/2025	Morgan Stanley and Co. International PLC	INR	167,798	USD	1,955	(8)
06/18/2025	Morgan Stanley and Co. International PLC	CAD	20,782,626	USD	14,472,420	(24,728)
06/18/2025	Morgan Stanley and Co. International PLC	USD	259,830	CLP	243,736,483	(3,286)
06/18/2025	Morgan Stanley and Co. International PLC	USD	235,740	MXN	4,850,000	(1,156)
06/18/2025	Morgan Stanley and Co. International PLC	USD	4,573,555	ZAR	83,883,110	(26,743)
04/03/2025	Standard Chartered Bank PLC	USD	8,535,000	CNY	60,786,270	(141,044)
06/18/2025	Standard Chartered Bank PLC	CNY	24,860,000	USD	3,446,340	(18,317)
06/18/2025	Standard Chartered Bank PLC	USD	27,311	MXN	556,000	(419)
06/18/2025	UBS AG	USD	1,320,389	NZD	2,299,219	(12,546)
Subtotal—Depreciation						(7,116,264)
Total Forward Foreign Currency Contracts						$(2,332,554)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 43, Version 1	Buy	(5.00)%	Quarterly	12/20/2029	3.637%	USD	31,000,000	$(2,484,311)	$(1,658,283)	$826,028
Mexico Government International Bonds	Buy	(1.00)	Quarterly	12/20/2029	1.254	USD	1,705,000	14,215	17,344	3,129
UBS AG	Sell	1.00	Quarterly	12/20/2028	0.423	EUR	2,330,000	27,045	52,560	25,515
Subtotal - Appreciation								(2,443,051)	(1,588,379)	854,672
Credit Risk
Brazil Government International Bonds	Buy	(1.00)	Quarterly	12/20/2026	0.840	USD	3,720,000	(1,230)	(12,176)	(10,946)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	12/20/2028	0.396	EUR	2,330,000	(19,006)	(55,510)	(36,504)
South Africa Government International Bonds	Buy	(1.00)	Quarterly	06/20/2029	1.922	USD	1,550,000	65,452	53,920	(11,532)
Markit iTraxx Europe Crossover Index, Series 43, Version 1	Buy	(5.00)	Quarterly	06/20/2030	3.281	EUR	46,500,000	(3,685,909)	(3,765,452)	(79,543)
Subtotal - Depreciation								(3,640,693)	(3,779,218)	(138,525)
Total Centrally Cleared Credit Default Swap Agreements								$(6,083,744)	$(5,367,597)	$716,147

(a)	Centrally cleared swap agreements collateralized by $21,617,302 cash held with Counterparties.
(b)
Implied credit spreads represent the current level, as of March 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	TONAR	Annually	(1.04)%	Annually	03/06/2030	JPY	3,187,120,000	$—	$1,483	$1,483
Receive	TONAR	Annually	(1.04)	Annually	03/07/2030	JPY	3,172,675,000	—	1,605	1,605
Pay	SOFR	Annually	3.68	Annually	08/25/2030	USD	6,100,000	—	13,483	13,483
Receive	COOVIBR	Quarterly	(8.54)	Quarterly	05/27/2032	COP	4,050,000,000	—	16,762	16,762
Pay	SOFR	Annually	3.58	Annually	02/03/2028	USD	16,635,000	—	19,054	19,054
Pay	SOFR	Annually	3.58	Annually	02/05/2028	USD	17,950,000	—	20,604	20,604
Pay	SOFR	Annually	3.58	Annually	01/28/2028	USD	18,420,000	—	20,789	20,789
Pay	BZDIOVRA	At Maturity	14.57	At Maturity	01/02/2029	BRL	69,346,145	—	33,713	33,713
Pay	KWCDC	Quarterly	2.75	Quarterly	02/19/2035	KRW	7,494,870,000	—	51,535	51,535
Pay	COOVIBR	Quarterly	9.44	Quarterly	10/24/2026	COP	15,000,000,000	—	58,661	58,661
Pay	28 Day MXN TIIE	28 days	9.42	28 days	12/24/2025	MXN	263,000,000	—	74,012	74,012
Pay	28 Day MXN TIIE	28 days	8.90	28 days	12/24/2025	MXN	907,500,000	—	89,762	89,762
Pay	6 Month BBSW	Semi-Annually	4.51	Semi-Annually	02/21/2035	AUD	8,700,000	—	90,773	90,773
Pay	BZDIOVRA	At Maturity	14.98	At Maturity	01/02/2029	BRL	38,030,574	—	118,233	118,233
Receive	COOVIBR	Quarterly	(8.49)	Quarterly	03/19/2035	COP	12,000,000,000	—	119,401	119,401
Pay	BZDIOVRA	At Maturity	15.18	At Maturity	01/04/2027	BRL	95,940,168	—	123,445	123,445
Receive	COOVIBR	Quarterly	(8.38)	Quarterly	03/19/2035	COP	12,000,000,000	—	137,902	137,902
Pay	6 Month EURIBOR	Semi-Annually	2.62	Annually	01/15/2029	EUR	15,004,000	—	165,873	165,873
Pay	6 Month BBSW	Semi-Annually	4.53	Semi-Annually	02/21/2035	AUD	17,395,000	—	193,634	193,634
Pay	BZDIOVRA	At Maturity	15.42	At Maturity	01/02/2029	BRL	38,196,485	—	231,863	231,863
Receive	SOFR	Annually	(3.66)	Annually	03/06/2035	USD	23,885,000	18,082	265,106	247,024
Pay	6 Month EURIBOR	Semi-Annually	2.57	Annually	06/10/2030	EUR	38,890,946	—	314,913	314,913
Receive	6 Month EURIBOR	Semi-Annually	(1.80)	Annually	10/31/2054	EUR	6,220,000	—	355,744	355,744
Pay	SOFR	Annually	3.88	Annually	06/23/2035	USD	62,520,000	—	486,903	486,903
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	6 Month EURIBOR	Semi-Annually	(2.38)%	Annually	12/20/2054	EUR	8,940,000	$—	$507,047	$507,047
Receive	6 Month EURIBOR	Semi-Annually	(1.68)	Annually	11/23/2054	EUR	7,570,000	—	514,287	514,287
Pay	28 Day MXN TIIE	28 days	9.42	28 days	03/13/2030	MXN	263,000,000	279	621,691	621,412
Receive	6 Month EURIBOR	Semi-Annually	(1.98)	Annually	01/24/2075	EUR	5,450,000	39,755	811,413	771,658
Pay	28 Day MXN TIIE	28 days	8.90	28 days	03/13/2030	MXN	907,500,000	1,303	1,359,434	1,358,131
Subtotal — Appreciation								59,419	6,819,125	6,759,706
Interest Rate Risk
Pay	6 Month EURIBOR	Semi-Annually	2.12	Annually	12/06/2034	EUR	26,000,000	—	(1,265,551)	(1,265,551)
Receive	SOFR	Annually	(3.82)	Annually	06/23/2027	USD	258,030,000	—	(874,809)	(874,809)
Receive	SOFR	Annually	(3.79)	Annually	12/31/2031	USD	124,225,000	—	(745,685)	(745,685)
Pay	6 Month EURIBOR	Semi-Annually	2.38	Annually	12/20/2054	EUR	8,940,000	—	(511,998)	(511,998)
Receive	3 Month JIBAR	Quarterly	(10.00)	Quarterly	10/26/2033	ZAR	87,000,000	—	(429,867)	(429,867)
Pay	TONAR	Annually	1.58	Annually	12/06/2044	JPY	1,338,390,000	—	(342,579)	(342,579)
Receive	28 Day MXN TIIE	28 days	(8.94)	28 days	03/07/2035	MXN	134,650,000	—	(250,570)	(250,570)
Receive	SORA	Semi-Annually	(2.71)	Semi-Annually	02/25/2035	SGD	14,249,968	—	(248,534)	(248,534)
Receive	SOFR	Annually	(3.72)	Annually	12/31/2031	USD	125,650,000	—	(211,564)	(211,564)
Receive	28 Day MXN TIIE	28 days	(8.30)	28 days	02/28/2030	MXN	390,935,000	—	(199,255)	(199,255)
Receive	3 Month JIBAR	Quarterly	(9.87)	Quarterly	06/15/2033	ZAR	42,300,000	—	(195,034)	(195,034)
Receive	COOVIBR	Quarterly	(9.91)	Quarterly	01/17/2028	COP	18,255,000,000	—	(168,958)	(168,958)
Pay	6 Month WIBOR	Semi-Annually	4.42	Annually	03/19/2030	PLN	42,300,000	—	(105,989)	(105,989)
Pay	6 Month BBSW	Semi-Annually	4.25	Semi-Annually	03/05/2035	AUD	29,950,000	—	(86,160)	(86,160)
Receive	KWCDC	Quarterly	(2.64)	Quarterly	02/19/2045	KRW	4,163,820,000	—	(61,804)	(61,804)
Receive	TONAR	Annually	(1.09)	Annually	03/10/2030	JPY	3,172,675,000	—	(46,695)	(46,695)
Receive	TONAR	Annually	(1.08)	Annually	04/02/2030	JPY	3,166,670,000	—	(28,164)	(28,164)
Receive	COOVIBR	Quarterly	(9.06)	Quarterly	05/16/2032	COP	11,100,000,000	—	(26,296)	(26,296)
Receive	COOVIBR	Quarterly	(8.88)	Quarterly	05/09/2032	COP	11,600,000,000	—	(2,008)	(2,008)
Subtotal — Depreciation								—	(5,801,520)	(5,801,520)
Total Centrally Cleared Interest Rate Swap Agreements								$59,419	$1,017,605	$958,186

(a)	Centrally cleared swap agreements collateralized by $21,617,302 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00%	Quarterly	12/20/2029	0.710%	EUR	20,446,282	$3,957,257	$4,007,792	$50,535
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	6.141	EUR	3,100,000	(162,148)	(158,877)	3,271
Subtotal—Appreciation									3,795,109	3,848,915	53,806
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)—(continued)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Markit CDX North America High Yield Index, Series 37, Version 1	Buy	(5.00)%	Quarterly	12/20/2026	0.146%	USD	34,419,808	$(2,431,972)	$(2,784,831)	$(352,859)
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)	Quarterly	12/20/2027	0.282	USD	8,947,731	(896,322)	(1,079,135)	(182,813)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	2.651	EUR	10,850,000	1,248,691	1,209,655	(39,036)
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 42, Version 2	Sell	5.00	Quarterly	12/20/2029	2.651	EUR	6,200,000	734,306	691,232	(43,074)
Subtotal—Depreciation									(1,345,297)	(1,963,079)	(617,782)
Total Over-The-Counter Credit Default Swap Agreements									$2,449,812	$1,885,836	$(563,976)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $20,258,139.
(b)
Implied credit spreads represent the current level, as of March 31, 2025, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BBSW	—Bank Bill Swap Rate
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CORRA	—Canadian Overnight Repo Rate Average
CZK	—Czech Koruna
EUR	—Euro
EURIBOR	—Euro Interbank Offered Rate
GBP	—British Pound Sterling
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
KWCDC	—South Korean Won Certificate of Deposit
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
SONIA	—Sterling Overnight Index Average
SORA	—Singapore Overnight Rate Average
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TONAR	—Tokyo Overnight Average Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$292,679,123	$—	$292,679,123
U.S. Dollar Denominated Bonds & Notes	—	234,545,103	180,900	234,726,003
Non-U.S. Dollar Denominated Bonds & Notes	—	175,927,498	—	175,927,498
Asset-Backed Securities	—	69,699,938	3,833,465	73,533,403
Agency Credit Risk Transfer Notes	—	38,108,281	—	38,108,281
U.S. Treasury Securities	—	19,529,358	—	19,529,358
Exchange-Traded Funds	15,193,800	—	—	15,193,800
Common Stocks & Other Equity Interests	14,812,769	176,626	2,117	14,991,512
Variable Rate Senior Loan Interests	—	4,080,350	—	4,080,350
Commercial Paper	—	—	372,312	372,312
Preferred Stocks	—	9,940	—	9,940
Money Market Funds	34,412,822	41,805,828	—	76,218,650
Options Purchased	—	23,530,674	—	23,530,674
Total Investments in Securities	64,419,391	900,092,719	4,388,794	968,900,904
Other Investments - Assets*
Futures Contracts	1,711,821	—	—	1,711,821
Forward Foreign Currency Contracts	—	4,783,710	—	4,783,710
Swap Agreements	—	7,668,184	—	7,668,184
	1,711,821	12,451,894	—	14,163,715
Other Investments - Liabilities*
Futures Contracts	(130,880)	—	—	(130,880)
Forward Foreign Currency Contracts	—	(7,116,264)	—	(7,116,264)
Options Written	—	(30,931,639)	—	(30,931,639)
Swap Agreements	—	(6,557,827)	—	(6,557,827)
	(130,880)	(44,605,730)	—	(44,736,610)
Total Other Investments	1,580,941	(32,153,836)	—	(30,572,895)
Total Investments	$66,000,332	$867,938,883	$4,388,794	$938,328,009

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco V.I. Global Strategic Income Fund